Hartford Life Insurance Company Separate Account Three:

333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Company Separate Account Three:
333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Supplement Dated August 25, 2008 to your Prospectus Dated May 1, 2008

Supplement Dated August 25, 2008 to your Prospectus

Effective November 10, 2008, the following change is made to your Prospectus:

The following underlying fund is added in alphabetical order to Appendix A.III:

Funding Option:	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Capital Appreciation HLS Fund – Class IA	Growth of Capital	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-7848

Hartford Life Insurance Company Separate Account Three:

333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Company Separate Account Three:

333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Supplement Dated August 25, 2008 to the Statement of Additional Information Dated May 1, 2008

Supplement Dated August 25, 2008 to the Statement of Additional Information Dated May 1, 2008

Effective November 10, 2008, the following insert is added as the third paragraph in the section titled, “Accumulation Unit Values” of the Statement of Additional Information:

“There is no information for Hartford Capital Appreciation HLS Fund because as of December 31, 2007 the fund had not commenced operation.”

This Supplement Should Be Retained With The Statement of Additional Information For Future Reference.

HV-7852